Trade Payable (Tables)	12 Months Ended
Mar. 31, 2021
Trade payables
Schedule of trade payables

	At March 31,
	2021	2020	2019
	€M	€M	€M
Trade payables - Current	336.0	1,368.2	573.8
Trade payables - Non-current	179.9	—	—
	515.9	1,368.2	573.8